Average Recorded Investments in Impaired Loans and Interest Income on Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2011		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	¥ 288,545	[1]	¥ 296,159	[1]	¥ 368,539
Interest Income on Impaired Loans	1,189		4,078		4,225
Interest on Impaired Loans Collected in Cash	1,084		3,394		3,592
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	9,268	[1]	8,911	[1]
Interest Income on Impaired Loans	62		147
Interest on Impaired Loans Collected in Cash	59		140
Corporate loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	247,534	[1]	253,395	[1]
Interest Income on Impaired Loans	1,127		3,931
Interest on Impaired Loans Collected in Cash	1,025		3,254
Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	32,007	[1]	26,490	[1]
Interest Income on Impaired Loans	111		471
Interest on Impaired Loans Collected in Cash	111		458
Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	36,092	[1]	42,047	[1]
Interest Income on Impaired Loans	157		653
Interest on Impaired Loans Collected in Cash	156		539
Other Real estate companies
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	81,688	[1]	86,650	[1]
Interest Income on Impaired Loans	427		1,106
Interest on Impaired Loans Collected in Cash	392		898
Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	24,592	[1]	26,805	[1]
Interest Income on Impaired Loans	171		630
Interest on Impaired Loans Collected in Cash	171		542
All other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	73,155	[1]	71,403	[1]
Interest Income on Impaired Loans	261		1,071
Interest on Impaired Loans Collected in Cash	195		817
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	¥ 31,743	[1]	¥ 33,853	[1]

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.